Group structure	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Group structure	Group structure
(i)    Subsidiaries
The following are the direct and indirect interests of Company in its subsidiaries for the purposes of these consolidated financial statements:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2022	2021	2020

Directly controlled
XP Investimentos S.A.	Brazil	Holding	100.00%	100.00%	100.00%
XPAC Sponsor LLC	Cayman	Special Purpose Acquisition (SPAC) Sponsor	100.00%	100.00%	—%
XProject LTD (ii)	Cayman	Holding	100.00%	100.00%	—%
Indirectly controlled
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.	Brazil	Broker-dealer	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (iii)	Brazil	Retirement plans and insurance	100.00%	100.00%	100.00%
Banco XP S.A.	Brazil	Multipurpose bank	100.00%	100.00%	100.00%
XP Controle 3 Participações S.A.	Brazil	Financial Holding	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.	Brazil	Digital Content services	100.00%	100.00%	100.00%
Tecfinance Informática e Projetos de Sistemas Ltda.	Brazil	Rendering of IT services	99.73%	99.73%	99.76%
XP Corretora de Seguros Ltda.	Brazil	Insurance Broker	99.99%	99.99%	99.99%
XP Gestão de Recursos Ltda.	Brazil	Asset management	95.60%	94.90%	94.80%
XP Finanças Assessoria Financeira Ltda.	Brazil	Investment consulting service	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.	Brazil	Mediation of information systems	100.00%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.	Brazil	Asset management	99.55%	99.54%	99.50%
XP Vista Asset Management Ltda.	Brazil	Asset management	99.99%	99.50%	99.45%
XP Controle 4 Participações S.A.	Brazil	Insurance holding	100.00%	100.00%	100.00%
Leadr Serviços Online Ltda.	Brazil	Social media	—%	—%	99.99%
Spiti Análise Ltda.	Brazil	Investment Advisor	—%	—%	100.00%
Chamaleon Bravery Unipessoal LDA	Portugal	Investment Advisor	—%	—%	100.00%
XP Investments UK LLP	UK	Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	100.00%
XP Private Holding UK Ltd	UK	Investment advisor	100.00%	100.00%	100.00%
XP Private (Europe) S.A.	Switzerland	Investment advisor	—%	—%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Investments US, LLC	USA	Broker-dealer	100.00%	100.00%	100.00%
Xperience Market Services LLC	USA	Non-operational	—%	—%	100.00%
XP Holding International LLC	USA	International financial holding	100.00%	100.00%	100.00%
XP Advisory US	USA	Investment advisor	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda.	Brazil	Asset management	98.70%	98.70%	98.70%
XP LT Gestão de Recursos Ltda.	Brazil	Asset management	96.00%	92.00%	92.00%

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2022	2021	2020

Carteira Online Controle de Investimentos Ltda. - ME (ii)	Brazil	Investment consolidation platform	100.00%	99.99%	99.99%
Antecipa S.A.	Brazil	Receivables Financing Market	100.00%	100.00%	100.00%
XP Allocation Asset Management Ltda.	Brazil	Asset management	99.99%	99.99%	99.99%
Track Índices Consultoria Ltda. (v)	Brazil	Index provider	—%	100.00%	100.00%
XP Eventos Ltda.	Brazil	Media and Events	100.00%	99.90%	99.00%
DM10 Corretora de Seguros Ltda.	Brazil	Insurance Broker	100.00%	100.00%	100.00%
XP Comercializadora de Energia Ltda. (ii)	Brazil	Energy trading	100.00%	100.00%	—%
XPAC Acquisition Corp. (vi)	US	Special Purpose Acquisition (SPAC)	20.00%	20.00%	—%
XP Distribuidora de Títulos e Valores Mobiliários	Brazil	Securities dealer	100.00%	100.00%	—%
Instituto de Gestão e Tecnologia da Informação Ltda. (iv) (ii)	Brazil	Educational content services	100.00%	100.00%	—%
Xtage Intermediação S.A.	Brazil	Digital Assets	100.00%	100.00%	—%
XP Ativos Digitais Intermediações S.A. (iv)	Brazil	Digital Assets	100.00%	—%	—%
Habitat Capital Partners (ii)	Brazil	Asset management	99.99%	—%	—%
XP Administradora de Benefícios Ltda. (iv)	Brazil	Individual health plan intermediation	100.00%	—%	—%
BTR Administração e Corretagem de Seguros S.A. (ii)	Brazil	Retirement plans and insurance	100.00%	—%	—%
Consolidated investments funds
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Galea Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	—%	—%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	—%	—%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	—%	—%	100.00%
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
XP High Yield Fund SP	Cayman	Investment fund	100.00%	100.00%	100.00%
XP International Fund SPC	Cayman	Investment fund	100.00%	100.00%	100.00%
XP Managers Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	100.00%	100.00%	100.00%
XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC	Cayman	Investment fund	100.00%	100.00%	—%
Newave Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	90.13%	100.00%	—%
Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	—%
XP Phalanx CT Fund (iv)	Cayman	Digital assets	100.00%	—%	—%

(i)The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)New subsidiaries acquired in 2020, 2021 and 2022. See further details in Note 5 (ii) below.
(iii)Subsidiaries incorporated in 2018 for operating in the retirement plans and life insurance business, which is regulated by the Superintendency of Private Insurance (SUSEP) in Brazil.
(iv)New subsidiaries and investment funds incorporated in the year.
(v)Subsidiaries and investment funds closed or consolidated by other funds during the year.
(vi)Subsidiaries which the Group holds operational control. The operational control refers to relevant rights the Company have over the subsidiary, that includes, among other topics, the right to nominate the directors and propose the target entity for merger.
(ii)    Business combinations and other developments
(a)    Acquisitions in 2022
(i) Habitat
On February 25, 2022, we entered into a binding agreement to acquire 100% of the total capital of Habitat Capital Partners Asset Management, a manager focused on real estate funds. The asset was created with a focus on real estate operations outside the major Brazilian centers and with a strategy of monitoring the entire process in-house, from securitization to control of collection processes. The closing occurred in May 2022 and the total consideration is R$65,353. The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date were:

Habitat

Assets
Cash	275
Accounts receivable	4,977
Securities	240
Property and equipment	251
Other assets	1,063
6,806
Liabilities
Tax and social security obligations	(1,424)
Other liabilities	(66)
Total identifiable net assets at fair value	5,316

Goodwill arising on acquisition	60,037
Purchase consideration transferred	65,353

Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(275)
Payable in installments	(8,495)
Contingent consideration	(21,400)
Net of cash flow on acquisition (investing activities)	35,183
As of December 31, 2022, an additional amount of R$18,230 was paid, amounting to a total of R$53,413 since the acquisition date. The remaining installments shall be paid at the end of March 2023. The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. In addition, the Group incurred direct costs for the business combinations which were expensed as incurred.
(ii) BTR Benefícios e Seguros
On August 15, 2022, the Group exercised its call options over the equity of BTR Benefícios e Seguros (“BTR”) which allowed the Group to acquire up to 100% of the total share of the company. This acquisition will allow the Group to further strengthen its operations on the Health and Benefits front, with a focus on corporate customers. The management of health plans today is a priority topic on the corporate market agenda as it represents, in Brazil, one of the largest costs to most companies. The closing occurred on October 03, 2022, and the total consideration paid, in cash, was R$1,254. This acquisition is not considered material for XP Inc. consolidated financial statements. No goodwill was recognized in this transaction.
(b)    Acquisitions in 2021
Instituto de Gestão e Tecnologia da Informação Ltda (“IGTI”)
On November 5, 2021 the Group entered into an agreement to acquire 100% of total share capital of Instituto de Gestão e Tecnologia da Informação LTDA (“IGTI”). The acquisition was concluded on the same date. IGTI operates in the development and coordination of teaching activities, scientific research activities and educational services. The total consideration is R$46,382. The fair value of the identifiable assets acquired and liabilities assumed as of the acquisition date were:

IGTI

Assets
Cash	346
Property and equipment	633
Intangible assets	17,264
Other assets	178
18,421
Liabilities
Accounts payable	(561)
Tax and social security obligations	(834)
Other liabilities	(1,338)
Total identifiable net assets at fair value	15,688

Goodwill arising on acquisition	25,694
Contingent consideration	5,000
Purchase consideration transferred	46,382

Analysis of cash flows on acquisition
Net cash acquired with the subsidiary	(346)
Payable in installments	(5,000)
Contingent consideration	(5,000)
Net of cash flow on acquisition (investing activities)	36,036
The goodwill recognized includes the value of expected synergies arising from the acquisition, which is not separately recognized. In addition, the Group incurred in direct costs for the business combinations which were expensed as incurred.
Investments in XProject
On August 23, 2021 the Group entered into an agreement, to acquire 100% of total share capital of UFUK Empreendimentos e Participações S.A. later referred to as XProject Participações S.A. The company is a holding which has an objective to acquire participation as a partner or a shareholder in other companies in Brazil and abroad. This acquisition is not considered material for XP Inc. consolidated financial statements.
Investments in XP Energia
On May 4, 2021 the Group entered into an agreement to acquire 100% of total share capital of Solis Comercializadora de Energia Ltda. later denominated XP Comercializadora de Energia Ltda (“XP Energia”). The company's objective is to operate in the wholesale electricity trade, through brokerage, representation, intermediation, purchase, sale, import and export; provision of intermediation services between energy buyers and sellers, among other related services. This acquisition is not considered material for XP Inc. consolidated financial statements. The purchase price was mostly allocated to goodwill, representing the value of expected synergies arising from the acquisition.
The results of operations of the businesses acquired for periods prior to acquisition dates, individually and in the aggregate, were not material to the Company´s consolidated statements of income and, accordingly, pro forma information has not been presented.
(c)    Other developments
SPAC Transactions
On August 3, 2021, XPAC Acquisition Corp. (a subsidiary of XP Inc), completed its initial public offering (“IPO”), offering an aggregate price of R$1,134,797 which included the exercise of the underwriter over-allotment option over a portion of shares. XPAC is a special purpose acquisition company, incorporated as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On April, 2022, the Group signed a Business Combination Agreement (“BCA") with the Brazilian biotechnology company SuperBac, which will thus be listed on the US stock exchange. The business combination has a legal term of 24 months since the IPO to be completed and, thus, must be concluded no later than August 2023. The transaction needs to be approved by the spac’s shareholders in a special shareholder meeting. The financial impact of this transaction on the consolidated financial statements is presented in Note 7a (iii), Note 8 (i), and Note 20b (iii).
Minority stake acquisitions
XP Inc. entered in agreements through its proprietary funds to acquire a minority stake in (i) Suno Controle S.A. and TMRF Consultoria LTDA., companies within the same economic group which produces free financial content including analyses, news, books, courses, among others, and also distributes paid content through a digital ecosystem, offering personal financial data consolidation, investment recommendations, and advisory; (ii) Estratégia & Timing, which main activity is advisory, consulting, guidance and educational operational assistance in the financial area for business and investment management; (iii) Etrnity which is a holding company used as an exclusive vehicle to participate, directly or indirectly, in companies that act or will act in the financial and capital markets; (iv) AZ Quest which is one of the largest and most traditional independent asset management companies in Brazil; (v) Direto S.A., a real estate loan startup, (vi) Inside, with content on product reviews linked to variable income and with accessible language for the retail public and (vii) Oriz Participações S.A., a holding company which operates with wealth management and will leverage XP's Wealth Services business as a mature, robust and high-end solution to serve the most sophisticated wealth managers, strengthening XP's presence in the Private High and Ultra High segments.
The total fair value consideration recorded for those acquisitions during the period ended December 31, 2022, is R$332,114 (Note 15).
New digital assets trading platform
On May 12, 2022, XP announced the creation of XTage, a new trading platform for digital assets in collaboration with Nasdaq, a global leading technology company serving the capital markets and other industries. The trading platform is fully integrated into XP Inc´s ecosystem, giving customers a frictionless process to invest using existing XP services.
Merger agreement signed with Banco Modal S.A
On January 6, 2022, the Group entered into a binding agreement to acquire (by a shares merger transaction subject to Brazilian corporate law) up to 100% of the total share of Banco Modal which will be paid with up to 19.5 million newly issued XP Inc. Brazilian Depository Receipts (BDR), implying a premium of 35% over Banco Modal’s last thirty days average price. The companies share the common goal of exceeding clients’ expectations and democratizing access to high quality and low-cost financial products and services. The acquisition is expected to deliver solid and sustainable accretion to the shareholders of both companies. As of December 31, 2022, the acquisition is pending approval of the Brazilian Central Bank (BACEN). The transaction was approved by Administrative Council for Economic Defense (CADE) in July 2022 and by Modal shareholders on March 29, 2023. For more information, please refer to Item 4. A. - Acquisitions and New Lines of Business.